Non-current Assets - Property, Plant and Equipment (Additional Information) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
capital expenditure	$ 7,795,651	$ 16,315,454